Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

April 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary proxy statement on Schedule 14A, a notice, and a form of proxy card as they relate to a special meeting of shareholders of the Trust scheduled to be held on or about June 29, 2012 (the “Special Meeting”).

The Special Meeting is being called for the purpose of (i) approving an investment advisory agreement between the Trust, on behalf of each series of the Trust (each a “Fund”), and WisdomTree Asset Management, Inc. (the “Investment Adviser”), to go into effect if a change of control occurs in the parent company of the Investment Adviser, WisdomTree Investments, Inc.; (ii) approving a sub-advisory agreement between the Investment Adviser and Mellon Capital Management Corporation (“Mellon Capital”), on behalf of each Fund sub-advised by Mellon Capital, to go into effect if there is a change of control; (iii) approving a sub-advisory agreement between the Investment Adviser and The Dreyfus Corporation (“Dreyfus”), on behalf of each Fund sub-advised by Dreyfus, to go into effect if there is a change of control; (iv) approving a new investment advisory agreement with a unitary fee structure between the Trust, on behalf of each of the WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund and WisdomTree International Hedged Equity Fund, and the Investment Adviser; (v) approving an arrangement that permits each of the Funds to appoint one or more new sub-advisers and to make material changes to sub-advisory contracts without shareholder approval; and (vi) transacting such other business as may properly come before the Special Meeting or any adjournment thereof. It is anticipated that the current advisory and sub-advisory agreements will terminate if and when a change of control occurs in WisdomTree Investments, Inc. as a result of its largest shareholder’s ownership percentage dropping below 25%.

The Trust intends to mail definitive proxy materials to shareholders on or about May 14, 2012. Please direct any questions or comments you may have to my attention at the address listed above or, alternatively, you can call me at 202.739.5391.

Sincerely,

/s/ Kathleen M. Long
Kathleen M. Long